Provisions (including post-retirement benefits) - Undiscounted Close-Down and Environmental Restoration Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [Line Items]
Undiscounted close-down and environmental restoration cash flows	$ 17,400	$ 16,066
Impact of discounting	(4,065)	(4,976)
Total closure obligation	13,335	11,090
United States of America
Disclosure of other provisions [Line Items]
Total closure obligation	3,819	3,377
Australia
Disclosure of other provisions [Line Items]
Total closure obligation	7,076	5,610
Canada
Disclosure of other provisions [Line Items]
Total closure obligation	1,482	1,267
Rest of World
Disclosure of other provisions [Line Items]
Total closure obligation	958	836
Decommissioning, decontamination and demolition
Disclosure of other provisions [Line Items]
Total closure obligation	3,131	2,066
Closure and rehabilitation earthworks
Disclosure of other provisions [Line Items]
Total closure obligation	4,223	3,889
Long term water management costs
Disclosure of other provisions [Line Items]
Total closure obligation	966	920
Post closure monitoring and maintenance
Disclosure of other provisions [Line Items]
Total closure obligation	1,318	855
Indirect costs, owners costs and estimating contingency
Disclosure of other provisions [Line Items]
Total closure obligation	3,697	3,360
Operating sites
Disclosure of other provisions [Line Items]
Total closure obligation	10,736	9,255
Non-operating sites
Disclosure of other provisions [Line Items]
Total closure obligation	2,599	1,835
Due within 1 year
Disclosure of other provisions [Line Items]
Undiscounted close-down and environmental restoration cash flows	776	541
Between 1 and 3 years
Disclosure of other provisions [Line Items]
Undiscounted close-down and environmental restoration cash flows	1,203	955
Between 3 and 5 years
Disclosure of other provisions [Line Items]
Undiscounted close-down and environmental restoration cash flows	1,433	1,100
More than 5 years
Disclosure of other provisions [Line Items]
Undiscounted close-down and environmental restoration cash flows	$ 13,988	$ 13,470